SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Allowance of expected credit loss	$ 90,950	$ 63,808
Property, plant and equipment	102,258	108,809
Tax loss	447,465
Less: valuation allowances	(447,465)
Deferred tax asset, net	$ 193,208	$ 172,617